Business Acqusition	12 Months Ended
Jun. 30, 2018
Business Acqusition [Abstract]
BUSINESS ACQUSITION

NOTE 3 – BUSINESS ACQUSITION

Acquisition of Judge China

On November 9, 2016, CLPS Shanghai acquired 60% of Judge China and its 70% owned subsidiary Judge HR from Judge Company Asia Limited (“Judge Asia”) with the final purchase price of $480,061 (RMB 3.25 million). The Company funded the acquisition with cash and a payable to Judge Asia of $128,928 (RMB 0.9 million), of which $103,255 was subsequently offset with the Company’s receivables from Judge Asia. The Company believes that the acquisition will allow it to better manage opportunities and capitalize on the growth potential in the human resource related industries.

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date. The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

Amounts
Cash acquired	$268,014
Accounts receivable	325,888
Prepayment and other receivable	67,570
Property and equipment, net	1,875
Intangible – customer relationship, net	339,883
Wages payable and accruals	(86,483)
Tax payables	(16,147)
Other payable and other current liabilities	(259,361)
Deferred tax liability	(65,264)
Non-controlling interests	(290,994)
Goodwill	195,080

Total consideration	$480,061

The intangible assets include customer contacts of $339,883, which was acquired by Judge China in 2013 with an estimated useful life of 10 years. The goodwill is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.